Income Taxes (Details 1) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred
Income tax expense (benefit)	$ (13,952,000)	$ 7,577,000	$ (906,000)	$ 14,552,000
Predecessor [Member]
Current
Current, Federal	100,000			12,400,000
Current, State	400,000			2,700,000
Current, Foreign	500,000			1,900,000
Total income tax expense (benefit), Current	1,000,000			17,000,000
Deferred
Deferred, Federal	(13,600,000)			(900,000)
Deferred, State	(1,200,000)
Deferred, Foreign	(200,000)			(1,600,000)
Total income tax expense (benefit), deferred	(18,243,000)			(1,870,000)
Income tax expense (benefit)	(13,952,000)			14,552,000
Successor [Member]
Current
Current, Federal		(12,000,000)
Current, State		400,000	800,000
Current, Foreign		6,100,000	2,900,000
Total income tax expense (benefit), Current		(5,500,000)	3,700,000
Deferred
Deferred, Federal		13,300,000	(3,800,000)
Deferred, State		(200,000)	(600,000)
Deferred, Foreign			(200,000)
Total income tax expense (benefit), deferred		13,111,000	(2,554,000)
Income tax expense (benefit)		$ 7,577,000	$ (906,000)